Schedule of Investments (unaudited)	iShares® Emerging Markets Infrastructure ETF
June 30, 2022	(Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Brazil — 14.5%
CCR SA	299,345	$716,696
Centrais Eletricas Brasileiras SA, ADR(a)	67,564	599,293
Cia. de Saneamento Basico do Estado de Sao Paulo, ADR(a)	64,030	511,600
Ultrapar Participacoes SA, ADR(a)	492,138	1,156,524
		2,984,113
China — 50.8%
Beijing Capital International Airport Co. Ltd., Class H(b)	456,000	311,174
CGN Power Co. Ltd., Class H(c)	1,900,000	460,255
China Gas Holdings Ltd.	456,000	705,943
China Longyuan Power Group Corp. Ltd., Class H	627,000	1,215,105
China Merchants Port Holdings Co. Ltd.	368,000	626,769
China Oilfield Services Ltd., Class H	1,216,000	1,187,373
China Power International Development Ltd.(a)	988,000	627,798
China Resources Gas Group Ltd.	169,900	791,975
China Resources Power Holdings Co. Ltd.	332,000	685,764
China Suntien Green Energy Corp. Ltd., Class H	1,159,000	590,366
COSCO SHIPPING Energy Transportation Co. Ltd., Class H	874,000	557,716
COSCO SHIPPING Ports Ltd.	456,000	322,478
Guangdong Investment Ltd.	532,000	562,341
Jiangsu Expressway Co. Ltd., Class H	330,000	332,905
Kunlun Energy Co. Ltd.	744,000	610,116
Shenzhen Expressway Co. Ltd., Class H	190,000	197,404
Shenzhen International Holdings Ltd.	351,999	346,943
Zhejiang Expressway Co. Ltd., Class H(b)	380,000	350,250
		10,482,675
Mexico — 13.7%
Grupo Aeroportuario del Centro Norte SAB de CV, ADR	9,177	470,046
Grupo Aeroportuario del Pacifico SAB de CV, ADR	9,367	1,307,446
Grupo Aeroportuario del Sureste SAB de CV, ADR	5,320	1,044,795
		2,822,287
South Korea — 5.9%
Korea Electric Power Corp., ADR(a)(b)	96,178	844,443
SK Discovery Co. Ltd.	7,714	208,340
SK Gas Ltd.	1,767	165,534
		1,218,317
Thailand — 10.6%
Airports of Thailand PCL, NVDR(b)	1,087,200	2,185,444

Total Common Stocks — 95.5%
(Cost: $19,081,617)		19,692,836

Security	Shares	Value

Preferred Stocks

Brazil — 2.7%
Cia. Energetica de Minas Gerais, Preference Shares, ADR	274,498	$554,486

Russia — 0.0%
Transneft PJSC, Preference Shares, NVS(d)	640	—

Total Preferred Stocks — 2.7%
(Cost: $1,957,774)		554,486

Total Long-Term Investments — 98.2%
(Cost: $21,039,391)		20,247,322

Short-Term Securities

Money Market Funds — 8.0%
BlackRock Cash Funds: Institutional, SL Agency Shares, 1.61%(e)(f)(g)	1,616,650	1,616,488
BlackRock Cash Funds: Treasury, SL Agency Shares, 1.35%(e)(f)	40,000	40,000

Total Short-Term Securities — 8.0%
(Cost: $1,656,536)		1,656,488

Total Investments in Securities — 106.2%
(Cost: $22,695,927)		21,903,810

Liabilities in Excess of Other Assets — (6.2)%		(1,271,542)

Net Assets — 100.0%		$20,632,268

(a)	All or a portion of this security is on loan.

(b)	Non-income producing security.

(c)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(d)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.

(e)	Affiliate of the Fund.

(f)	Annualized 7-day yield as of period end.

(g)	All or a portion of this security was purchased with the cash collateral from loaned securities.

Schedule of Investments (unaudited) (continued)	iShares® Emerging Markets Infrastructure ETF
June 30, 2022

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the period ended June 30, 2022 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 03/31/22	Purchases at Cost		Proceeds from Sale	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 06/30/22	Shares Held at 06/30/22	Income		Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$1,224,889	$391,441	(a)	$—	$(311)	$469	$1,616,488	1,616,650	$2,534	(b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	30,000	10,000	(a)	—	—	—	40,000	40,000	65		—
					$(311)	$469	$1,656,488		$2,599		$—

(a)	Represents net amount purchased (sold).

(b)	All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
MSCI Emerging Markets Index	6	09/16/22	$301	$251

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 – Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that each Fund has the ability to access;

•	Level 2 – Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs); and

•	Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the BlackRock Global Valuation Methodologies Committee’s (the “Global Valuation Committee’s”) assumptions used in determining the fair value of financial instruments).

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Global Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.

Schedule of Investments (unaudited) (continued)	iShares® Emerging Markets Infrastructure ETF
June 30, 2022

Fair Value Measurements (continued)

The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Common Stocks	$6,650,843	$13,041,993	$—	$19,692,836
Preferred Stocks	554,486	—	—	554,486
Money Market Funds	1,656,488	—	—	1,656,488
	$8,861,817	$13,041,993	$—	$21,903,810
Derivative financial instruments(a)
Assets
Futures Contracts	$251	$—	$—	$251

(a)	Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

Portfolio Abbreviations

ADR	American Depositary Receipt
NVDR	Non-Voting Depositary Receipt
NVS	Non-Voting Shares
PJSC	Public Joint Stock Company

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